UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2011 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CORPORATE BONDS — 106.6%
CONSUMER DISCRETIONARY — 33.2%
AUTOMOBILES — 2.2%
Ford Holdings LLC, 9.300%, 03/01/30	$262		$308,681	0.3%
9.375%, 03/01/20[10]	150		174,880	0.1
Ford Motor Co., 7.750%, 06/15/43	750		748,279	0.7
8.900%, 01/15/32	125		142,275	0.1
Ford Motor Co., Nt, 9.980%, 02/15/47	125		149,441	0.1
Motors Liquidation Co.,
0.000%, 03/15/36[1,4]	55	Units	8,663	0.0	[12]
5.250%, 03/06/32	25	Units	182,549	0.2
6.250%, 07/15/33	15	Units	109,636	0.1
7.250%, 04/15/41	—	Units[11]	1,476	0.0	[12]
7.250%, 07/15/41	—	Units[11]	631	0.0	[12]
7.250%, 02/15/52	7	Units	50,089	0.0	[12]
7.375%, 05/15/48	10	Units	66,244	0.1
7.375%, 10/01/51	—	Units[11]	1,674	0.0	[12]
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		14,000	0.0	[12]
8.100%, 06/15/24[1,4]	1,725		487,313	0.4
8.375%, 07/15/33[1,4]	425		126,437	0.1

			2,572,268	2.2
BROADCASTING & CABLE TV — 4.3%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125		—	0.0
Adelphia Communications Corp., Sr Nt, 8.125%, 07/15/03[1,4]	750		13,125	0.0	[12]
9.375%, 11/15/09[1,4]	560		9,800	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20	95		103,550	0.1
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	235		240,875	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
7.250%, 10/30/17	340		355,300	0.3
7.875%, 04/30/18	90		95,625	0.1
8.125%, 04/30/20	550		598,125	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, 7.000%, 01/15/19[2]	90		92,025	0.1

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV (continued)
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	$709	$739,133	0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Private Placement, Nt, 10.875%, 09/15/14[2]	150	168,000	0.2
CSC Holdings LLC,
7.625%, 07/15/18	50	54,750	0.1
8.625%, 02/15/19	44	50,380	0.0	[12]
CSC Holdings LLC, Sr Nt, 7.875%, 02/15/18	96	106,560	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	367	392,690	0.3
Sirius XM Radio, Inc., Private Placement,
8.750%, 04/01/15[2]	180	202,500	0.2
9.750%, 09/01/15[2]	150	168,938	0.1
Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	136	151,470	0.1
12.500%, 11/01/17[10]	150	178,875	0.2
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	375	394,687	0.4
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	225	253,125	0.2
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.125%, 08/15/16	250	265,000	0.2
XM Satellite Radio, Inc., Private Placement, Sr Nt, 13.000%, 08/01/13[2]	330	391,875	0.3

		5,026,408	4.3
DISTRIBUTORS — 0.3%
McJunkin Red Man Corp., Private Placement, Sr Nt, 9.500%, 12/15/16[2]	355	359,437	0.3

DIVERSIFIED CONSUMER SERVICES — 1.2%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2,10]	700	693,000	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED CONSUMER SERVICES (continued)
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15[10]	$650	$663,000	0.6%

		1,356,000	1.2
GAMING — 6.6%
Ameristar Casinos, Inc., Private Placement, Nt, 7.500%, 04/15/21[2]	238	235,918	0.2
Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	300	340,875	0.3
Chukchansi Economic Development Authority, Private Placement, 8.000%, 11/15/13[2]	766	566,840	0.5
CityCenter Holdings LLC/CityCenter Finance Corp., Private Placement,
7.625%, 01/15/16[2]	225	232,313	0.2
PIK, 10.750%, 01/15/17[2]	325	335,562	0.3
Isle of Capri Casinos, Inc., Private Placement, 7.750%, 03/15/19[2]	300	298,500	0.3
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	250	248,125	0.2
Mandalay Resort Group, Sr Nt, 7.625%, 07/15/13	200	198,000	0.2
Mashantucket Western Pequot Tribe, Private Placement, 5.912%, 09/01/21[1,2,4]	475	216,111	0.2
8.500%, 11/15/15[1,2,4]	820	82,000	0.0	[12]
MCE Finance Ltd., Sr Sec’d Nt, (Cayman Islands), 10.250%, 05/15/18	225	260,719	0.2
MGM Resorts International, Co Guar, 5.875%, 02/27/14	30	28,650	0.0	[12]
6.625%, 07/15/15	231	218,872	0.2
7.500%, 06/01/16	140	132,300	0.1
7.625%, 01/15/17	201	189,694	0.2
MGM Resorts International, Private Placement, Nt, 10.000%, 11/01/16[2]	1,400	1,473,500	1.3
Peninsula Gaming LLC, 8.375%, 08/15/15	350	373,625	0.3
Peninsula Gaming LLC, Private Placement, 8.375%, 08/15/15[2]	50	53,375	0.0	[12]
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	350	364,000	0.3

Description	Par (000)	Value	Percent of Net Assets*

GAMING (continued)
San Pasqual Casino, Private Placement, 8.000%, 09/15/13[2]	$500	$500,000	0.4%
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.809%, 03/15/14[2]	500	487,500	0.4
Seminole Indian Tribe of Florida, Private Placement, 7.750%, 10/01/17[2]	75	79,312	0.1
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	175	180,250	0.1
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	1,000	660,000	0.6

		7,756,041	6.6
HOTELS, RESTAURANTS & LEISURE — 2.7%
Banc of America Large Loan, Inc., Private Placement, Class HLTN, VAR, 2.005%, 11/15/15[2]	591	558,760	0.5
CKE Holdings, Inc., Private Placement, Nt, PIK, 10.500%, 03/14/16[2]	95	90,012	0.1
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	350	385,875	0.3
Dave & Buster’s, Inc., 11.000%, 06/01/18	30	32,550	0.0	[12]
DineEquity, Inc., Private Placement, 9.500%, 10/30/18[2]	170	184,450	0.2
Dunkin Finance Corp., Private Placement, 9.625%, 12/01/18[2]	190	193,563	0.2
Landry’s Holdings, Inc., Private Placement, 11.500%, 06/01/14[2]	100	99,000	0.1
Landry’s Restaurants, Inc., Private Placement, Sr Sec’d Nt, 11.625%, 12/01/15[2]	120	129,300	0.1
Landry’s Restaurants, Inc., Sr Sec’d Nt, 11.625%, 12/01/15	200	215,500	0.2
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., Private Placement, 8.875%, 04/15/17[2]	125	127,813	0.1
Real Mex Restaurants, Inc., 14.000%, 01/01/13	200	208,000	0.2
Royal Caribbean Cruises Ltd., Sr Nt, (Liberia), 11.875%, 07/15/15	231	283,552	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Speedway Motorsports, Inc., Sr Nt, 8.750%, 06/01/16	$300	$328,875	0.3%
Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	250	280,625	0.2

		3,117,875	2.7
HOUSEHOLD DURABLES — 1.5%
American Standard Americas, Private Placement, 10.750%, 01/15/16[2]	100	106,750	0.1
K Hovnanian Enterprises, Inc., Sr Nt, 10.625%, 10/15/16	445	472,812	0.4
Lennar Corp., Sr Nt, 6.950%, 06/01/18	410	405,900	0.4
M/I Homes, Inc., Private Placement, 8.625%, 11/15/18[2]	375	375,000	0.3
Standard Pacific Corp., Private Placement, Co Guar, 8.375%, 05/15/18[2]	165	171,394	0.1
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	210	244,650	0.2

		1,776,506	1.5
INTERNET & CATALOG RETAIL — 0.1%
Affinion Group, Inc., Private Placement, 7.875%, 12/15/18[2]	75	70,500	0.1

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Da-Lite Screen Co., Inc., Sr Nt, 12.500%, 04/01/15	275	305,250	0.3
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[2]	740	727,050	0.6
FGI Holding Co., Inc., Private Placement, Sr Nt, PIK, 11.250%, 10/01/15[2]	231	227,918	0.2
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	239,063	0.2

		1,499,281	1.3
MEDIA — 7.7%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	705,250	0.6
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2,10]	800	822,000	0.7

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Bresnan Broadband Holdings LLC, Private Placement, Co Guar, 8.000%, 12/15/18[2]	$125	$131,875	0.1%
Clear Channel Communications, Inc., Private Placement, Nt, 9.000%, 03/01/21[2]	500	498,750	0.4
Clear Channel Worldwide Holdings, Inc., Sr Nt, 9.250%, 12/15/17	125	136,563	0.1
9.250%, 12/15/17	250	274,062	0.3
DigitalGlobe, Inc., Sr Nt, 10.500%, 05/01/14	250	283,438	0.2
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	500	513,125	0.4
Gannett Co., Inc., Private Placement, 6.375%, 09/01/15[2]	50	52,000	0.0	[12]
7.125%, 09/01/18[2]	200	200,500	0.2
Intelsat Intermediate Holding Co. S.A., (Luxembourg), 9.500%, 02/01/15[7]	400	414,000	0.4
Intelsat Jackson Holdings S.A., Private Placement, (Luxembourg), 7.250%, 10/15/20[2]	150	150,000	0.1
7.500%, 04/01/21[2]	50	50,125	0.1
Intelsat Jackson Holdings S.A., Private Placement, Sr Nt, (Luxembourg), 8.500%, 11/01/19[2]	150	161,250	0.1
Intelsat Luxembourg S.A., (Luxembourg), PIK, 11.500%, 02/04/17	1,032	1,132,482	1.0
Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15	140	144,550	0.1
Intelsat Subsidiary Holding Co. S.A., Private Placement, (Bermuda), 8.875%, 01/15/15[2]	360	369,900	0.3
Lamar Media Corp., Sr Sub Nt, Series B, 6.625%, 08/15/15	125	127,500	0.1
McClatchy Co. (The), 11.500%, 02/15/17	200	225,000	0.2
Media General, Inc., 11.750%, 02/15/17	650	713,375	0.6
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	433,000	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.375%, 04/01/13[7]	349	350,597	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, 7.750%, 10/15/18[2]	$50	$53,625	0.1%
Radio One, Inc., Private Placement, PIK, 12.500%, 05/24/16[2]	485	510,060	0.4
Sinclair Television Group, Inc., Private Placement, 8.375%, 10/15/18[2]	100	105,750	0.1
Valassis Communications, Inc., Private Placement, 6.625%, 02/01/21[2]	150	145,687	0.1
WMG Acquisition Corp., 7.375%, 04/15/14	202	202,505	0.2
WMG Holdings Corp., Nt, 9.500%, 12/15/14[7]	50	51,000	0.1

		8,957,969	7.7
MULTILINE RETAIL — 0.3%
HSN, Inc., 11.250%, 08/01/16	323	365,797	0.3

SPECIALTY RETAIL — 4.0%
Chinos Acquisition Corp., Private Placement, Sr Nt, 8.125%, 03/01/19[2]	175	171,719	0.2
Claire’s Stores, Inc., Private Placement, Nt, 8.875%, 03/15/19[2]	480	458,400	0.4
Giraffe Acquisition Corp., Private Placement, 9.125%, 12/01/18[2]	300	291,000	0.3
Michael’s Stores, Inc., Private Placement, 7.750%, 11/01/18[2]	150	153,000	0.1
Michael’s Stores, Inc., Sr Nt, 0.000%, 11/01/16[7]	1,400	1,428,000	1.2
NBC Acquisition Corp., 11.000%, 03/15/13[7]	270	51,300	0.0	[12]
Nebraska Book Co., Inc., 8.625%, 03/15/12[10]	370	321,900	0.3
10.000%, 12/01/11	345	351,900	0.3
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	202,000	0.2
PEP Boys-Manny Moe & Jack, Sr Nt, 7.500%, 12/15/14	500	510,000	0.4
Petco Animal Supplies, Inc., Private Placement, 9.250%, 12/01/18[2]	240	256,800	0.2

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL (continued)
Toys R Us Property Co II LLC, Sr Sec’d Nt, 8.500%, 12/01/17	$285	$306,375	0.3%
Toys R Us, Inc., 7.875%, 04/15/13	118	126,850	0.1

		4,629,244	4.0
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Broder Brothers Co., Private Placement, PIK, 12.000%, 10/15/13[2]	461	461,024	0.4
Quiksilver, Inc., 6.875%, 04/15/15	748	736,780	0.6

		1,197,804	1.0

Total Consumer Discretionary		38,685,130	33.2

CONSUMER STAPLES — 4.2%
BEVERAGES — 0.3%
Constellation Brands, Inc., Sr Nt, 8.375%, 12/15/14	315	356,738	0.3

FOOD & STAPLES RETAILING — 1.5%
Ingles Markets, Inc., 8.875%, 05/15/17	190	204,013	0.2
Rite Aid Corp., 9.500%, 06/15/17	1,000	898,750	0.8
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	600,000	0.5

		1,702,763	1.5
FOOD PRODUCTS — 1.1%
Blue Merger Sub, Inc., Private Placement, Sr Nt, 7.625%, 02/15/19[2]	245	248,369	0.2
Eurofresh, Inc., 15.000%, 11/18/16[3,9]	422	421,977	0.3
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	325	350,187	0.3
Smithfield Foods, Inc., Nt, 7.750%, 05/15/13	307	330,025	0.3

		1,350,558	1.1
HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	596	664,835	0.6

PERSONAL PRODUCTS — 0.3%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	360	353,700	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TOBACCO — 0.4%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	$440	$446,050	0.4%

Total Consumer Staples		4,874,644	4.2

ENERGY — 10.9%
ENERGY EQUIPMENT & SERVICES — 2.3%
Calfrac Holdings LP, Private Placement, 7.500%, 12/01/20[2]	100	103,500	0.1
Dresser-Rand Group, Inc., Private Placement, 6.500%, 05/01/21[2]	135	139,219	0.1
Exterran Holdings, Inc., Private Placement, 7.250%, 12/01/18[2]	230	234,600	0.2
Gibson Energy ULC/GEP Midstream Finance Corp., Sr Nt, (Canada), 10.000%, 01/15/18	180	188,100	0.1
11.750%, 05/27/14	200	223,000	0.2
Global Geophysical Services, Inc., 10.500%, 05/01/17	85	91,375	0.1
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	250	263,750	0.2
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	165	167,888	0.1
Parker Drilling Co., 9.125%, 04/01/18	250	268,750	0.2
PHI, Inc., 8.625%, 10/15/18	310	324,337	0.3
Pride International, Inc., 6.875%, 08/15/20	65	73,694	0.1
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	299,250	0.3
Sevan Marine ASA, Private Placement, (Norway), VAR, 3.443%, 05/14/13[2]	200	186,500	0.2
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	137,150	0.1

		2,701,113	2.3
OIL, GAS & CONSUMABLE FUELS — 8.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Private Placement, 9.625%, 10/15/18[2]	240	243,600	0.2
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	145	148,806	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	150	163,500	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Arch Coal, Inc., 7.250%, 10/01/20	$80	$85,800	0.1%
Bill Barrett Corp., 9.875%, 07/15/16	150	168,750	0.1
Brigham Exploration Co., Private Placement, 8.750%, 10/01/18[2]	125	138,750	0.1
Carrizo Oil & Gas, Inc., Private Placement, 8.625%, 10/15/18[2]	170	180,200	0.2
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	349,500	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	76,312	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	406	425,285	0.4
Consol Energy, Inc., 8.000%, 04/01/17	170	186,150	0.2
8.250%, 04/01/20	125	138,594	0.1
Consol Energy, Inc., Private Placement, 6.375%, 03/01/21[2]	95	95,119	0.1
Continental Resources, Inc., 7.125%, 04/01/21	75	79,687	0.1
Denbury Resources, Inc., 8.250%, 02/15/20	40	44,700	0.0	[12]
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.750%, 07/15/11[2,10]	450	456,420	0.4
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	93,469	0.1
Energy XXI Gulf Coast, Inc., Private Placement, 7.750%, 06/15/19[2]	175	175,437	0.2
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr Unsecd Nt, 8.625%, 06/15/20	113	122,605	0.1
Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	350	364,437	0.3
Foresight Energy LLC/Foresight Energy Corp., Private Placement, 9.625%, 08/15/17[2]	180	193,725	0.2
Forest Oil Corp., Nt, 7.250%, 06/15/19	269	281,105	0.2
Frontier Oil Corp., 6.875%, 11/15/18	65	67,763	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	78,563	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Holly Corp., 9.875%, 06/15/17	$70	$79,100	0.1%
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, 8.250%, 03/15/18[2]	130	138,450	0.1
Inergy LP/Inergy Finance Corp., Private Placement,
6.875%, 08/01/21[2]	175	182,438	0.2
7.000%, 10/01/18[2]	250	260,000	0.2
James River Escrow, Inc., 7.875%, 04/01/19[2]	60	62,100	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	150	153,750	0.1
NFR Energy LLC/NFR Energy Finance Corp., Private Placement, 9.750%, 02/15/17[2]	360	356,400	0.3
Patriot Coal Corp., 8.250%, 04/30/18	125	133,125	0.1
Penn Virginia Corp., 10.375%, 06/15/16	21	23,730	0.0	[12]
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Sr Nt, 8.250%, 04/15/18	160	171,200	0.1
Petroleum Development Corp., Sr Nt, 12.000%, 02/15/18	48	54,420	0.0	[12]
Pioneer Drilling Co., 9.875%, 03/15/18	120	129,000	0.1
QEP Resources, Inc., 6.875%, 03/01/21	140	147,000	0.1
Range Resources Corp., 6.750%, 08/01/20	20	21,300	0.0	[12]
7.250%, 05/01/18	25	26,750	0.0	[12]
Range Resources Corp., Sr Sub Nt, 7.500%, 05/15/16	267	277,013	0.2
SM Energy Co., Private Placement, 6.625%, 02/15/19[2]	130	133,412	0.1
Swift Energy Co., 8.875%, 01/15/20	100	109,250	0.1
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	1,260	1,288,350	1.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	294,700	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement,
6.875%, 02/01/21[2]	200	198,000	0.2
7.875%, 10/15/18[2]	130	137,150	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Venoco, Inc., Private Placement, 8.875%, 02/15/19[2]	$225	$225,000	0.2%
W&T Offshore, Inc., Private Placement, Sr Nt, 8.250%, 06/15/14[2]	650	672,750	0.6
Western Refining, Inc., Private Placement, VAR, 10.750%, 06/15/14[2]	225	243,000	0.2
11.250%, 06/15/17[2]	100	113,000	0.1

		9,988,665	8.6

Total Energy		12,689,778	10.9

FINANCIALS — 11.7%
COMMERCIAL BANKS — 1.3%
Bank of America Corp., VAR, 8.125%, 05/15/18[14]	160	172,059	0.2
BankAmerica Capital II, Nt, 8.000%, 12/15/26	30	30,675	0.0	[12]
BankAmerica Institutional Capital B, Private Placement, Class B, 7.700%, 12/31/26[2]	250	254,375	0.2
Barclays Bank plc, Private Placement, (United Kingdom), VAR, 7.434%, 12/15/17[2,14]	600	600,000	0.5
Wachovia Capital Trust III, VAR, 5.570%, 05/02/11[14]	545	500,038	0.4

		1,557,147	1.3
CONSUMER FINANCE — 2.0%
Ally Financial, Inc., 8.000%, 11/01/31	842	917,780	0.8
Ford Motor Credit Co. LLC, Nt, 8.000%, 12/15/16[10]	700	794,627	0.7
Springleaf Finance Corp., 6.900%, 12/15/17	700	639,625	0.5

		2,352,032	2.0
DIVERSIFIED FINANCIAL SERVICES — 3.7%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	495	503,663	0.4
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18	75	83,063	0.1
CIT Group, Inc., Nt, 7.000%, 05/01/15	750	756,562	0.6
CIT Group, Inc., Private Placement, 6.625%, 04/01/18[2]	180	182,631	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES (continued)
CNG Holdings, Inc., Private Placement,
12.250%, 02/15/15[2]	$140	$156,100	0.1%
13.750%, 08/15/15[2]	250	279,375	0.3
Deluxe Corp., Private Placement, 7.000%, 03/15/19[2]	125	124,375	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 5.970%, 12/21/65[2]	950	790,600	0.7
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	436,800	0.4
International Lease Finance Corp., 8.875%, 09/01/17	300	338,250	0.3
Northern Tier Energy LLC and Northern Tier Finance Corp., Private Placement, 10.500%, 12/01/17[2]	100	113,250	0.1
SquareTwo Financial Corp., Private Placement, 11.625%, 04/01/17[2]	425	431,375	0.4
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	115	123,625	0.1

		4,319,669	3.7
INSURANCE — 3.7%
American International Group, Inc., VAR, 8.175%, 05/15/58	450	484,313	0.4
Genworth Financial, Inc., VAR, 6.150%, 11/15/66	355	280,450	0.2
HUB International Holdings, Inc., Private Placement,
9.000%, 12/15/14[2]	250	261,250	0.2
10.250%, 06/15/15[2,10]	550	569,250	0.5
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	1,495	1,943,500	1.7
Nationwide Mutual Insurance Co., Private Placement, 9.375%, 08/15/39[2]	175	212,818	0.2
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2,10]	592	606,800	0.5

		4,358,381	3.7

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Aviv Healthcare Properties LP, Private Placement, Sr Nt, 7.750%, 02/15/19[2]	$220	$229,350	0.2%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	154,500	0.1
CNL Income Properties, Inc., Private Placement, Sr Nt, 7.250%, 04/15/19[2]	330	327,522	0.3
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	105	115,631	0.1
First Industrial LP, Sr Nt, 6.420%, 06/01/14	180	183,637	0.2

		1,010,640	0.9
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Kennedy-Wilson, Inc., Private Placement, 8.750%, 04/01/19[2]	90	89,367	0.1

Total Financials		13,687,236	11.7

HEALTH CARE — 4.2%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0%[12]
DJO Finance LLC/DJO Finance Corp., Sr Nt, 10.875%, 11/15/14	50	54,500	0.0	[12]

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Capella Healthcare, Inc., Private Placement, 9.250%, 07/01/17[2]	165	175,725	0.2
HCA, Inc., 5.750%, 03/15/14[10]	195	198,656	0.2
HCA, Inc., Sec’d Nt, 9.250%, 11/15/16[10]	500	538,125	0.5
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	450	481,500	0.4
OnCure Holdings, Inc., 11.750%, 05/15/17	395	395,988	0.3
Radiation Therapy Services, Inc., 9.875%, 04/15/17	225	229,500	0.2
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	285,000	0.2
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Private Placement, 7.750%, 02/01/19[2]	100	101,250	0.1

		2,405,744	2.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS — 2.1%
Catalent Pharma Solutions, Inc., Nt, PIK, 9.500%, 04/15/15	$402	$412,914	0.3%
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9]	1,865	932,291	0.8
Elan Finance plc/Elan Finance Corp., Private Placement, (Ireland),
8.750%, 10/15/16[2]	500	528,750	0.5
8.750%, 10/15/16[2]	500	527,500	0.4
Giant Funding Corp., 8.250%, 02/01/18[2]	100	102,625	0.1

		2,504,080	2.1

Total Health Care		4,964,324	4.2

INDUSTRIALS — 12.4%
AEROSPACE & DEFENSE — 0.8%
Acquisition Co. Lanza Parent, Private Placement, 10.000%, 06/01/17[2]	160	176,400	0.2
Colt Defense LLC/Colt Finance Corp., Private Placement, 8.750%, 11/15/17[2]	72	58,680	0.0	[12]
CPI International Acquisition, Inc., Private Placement, 8.000%, 02/15/18[2]	125	125,625	0.1
Huntington Ingalls Industries, Inc., Private Placement, 6.875%, 03/15/18[2]	180	187,875	0.1
7.125%, 03/15/21[2]	90	93,825	0.1
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	210	231,525	0.2
Triumph Group, Inc., 8.625%, 07/15/18	80	88,200	0.1

		962,130	0.8
AIR FREIGHT & LOGISTICS — 0.1%
AMGH Merger Sub, Inc., Private Placement, 9.250%, 11/01/18[2]	72	77,310	0.1

AIRLINES — 1.5%
American Airlines Pass Through Trust 2001-01, Series 01-1, 7.377%, 05/23/19	612	587,813	0.5
Continental Airlines 2005-ERJ1 Pass Through Trust, Series ERJ1, 9.798%, 04/01/21[10]	734	774,117	0.7

Description	Par (000)	Value	Percent of Net Assets*

AIRLINES (continued)
UAL 2007-1 Pass Through Trust, Private Placement, VAR, 2.707%, 07/02/14[2]	$104	$91,270	0.1%
7.336%, 07/02/19[2]	82	78,013	0.0	[12]
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	183	203,309	0.2

		1,734,522	1.5
BUILDING PRODUCTS — 0.1%
Associated Materials LLC, Private Placement, 9.125%, 11/01/17[2]	75	80,250	0.1

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Cenveo Corp., Nt, 8.875%, 02/01/18	300	300,750	0.2
Cenveo Corp., Private Placement, 10.500%, 08/15/16[2]	500	502,500	0.4
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	180	193,950	0.2
Geo Group, Inc. (The), Private Placement, Nt, 6.625%, 02/15/21[2]	102	100,980	0.1
Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15[10]	447	402,859	0.4
9.500%, 05/15/15	40	39,550	0.0	[12]
Iron Mountain, Inc., 8.375%, 08/15/21	250	270,625	0.2
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	308,687	0.3
Mobile Mini, Inc., Private Placement, 7.875%, 12/01/20[2]	200	212,000	0.2
Quebecor World Capital Escrow Corp., (Canada), 6.125%, 11/15/13[1,4]	1,415	84,900	0.1
6.500%, 08/01/27[1,4]	810	48,600	0.0	[12]
9.750%, 01/15/15[1,4]	585	35,100	0.0	[12]

		2,500,501	2.1
CONSTRUCTION & ENGINEERING — 1.5%
Great Lakes Dredge & Dock Corp., Private Placement, 7.375%, 02/01/19[2]	50	50,625	0.0	[12]
New Enterprise Stone & Lime Co., Private Placement, Nt, 11.000%, 09/01/18[2]	750	759,375	0.7
RSC Equipment Rental, Inc./RSC Holdings III LLC, Private Placement, 8.250%, 02/01/21[2]	160	166,400	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION & ENGINEERING (continued)
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, 9.500%, 12/01/14[10]	$271	$283,873	0.3%
Tutor Perini Corp., Private Placement, 7.625%, 11/01/18[2]	150	154,500	0.1
United Rentals North America, Inc., 8.375%, 09/15/20	200	209,000	0.2
10.875%, 06/15/16	80	92,400	0.1

		1,716,173	1.5
ELECTRICAL EQUIPMENT — 0.4%
Belden, Inc., Sr Nt, 9.250%, 06/15/19	125	138,594	0.1
General Cable Corp., VAR, 2.678%, 04/01/15	250	245,625	0.2
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	106,125	0.1

		490,344	0.4
ENVIRONMENTAL SERVICES — 0.1%
Casella Waste Systems, Inc., Private Placement, Nt, 7.750%, 02/15/19[2]	90	90,000	0.1

INDUSTRIAL CONGLOMERATES — 0.4%
JB Poindexter & Co., Inc., Co. Guar, 8.750%, 03/15/14[10]	434	438,340	0.4

MACHINERY — 0.8%
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	60	61,500	0.1
Columbus McKinnon Corp., Private Placement, Co Guar, 7.875%, 02/01/19[2]	120	123,150	0.1
CPM Holdings, Inc., Private Placement, Sr Nt, 10.875%, 09/01/14[2]	55	59,400	0.0	[12]
Thermadyne Holdings Corp., Private Placement, 9.000%, 12/15/17[2]	525	554,531	0.5
Titan International, Inc., Private Placement, 7.875%, 10/01/17[2]	125	132,500	0.1

		931,081	0.8

Description	Par (000)	Value	Percent of Net Assets*

MARINE — 2.4%
ACL I Corp., Private Placement, PIK, 10.625%, 02/15/16[2]	$500	$510,000	0.4%
American Petroleum Tankers LLC/AP Tankers Co., Private Placement, 10.250%, 05/01/15[2]	270	284,175	0.2
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.303%, 07/17/14[2]	400	340,500	0.3
CMA CGM S.A., Private Placement, (France), 7.250%, 02/01/13[2]	200	199,500	0.2
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17	350	403,375	0.3
General Maritime Corp., Sr Nt, 12.000%, 11/15/17	364	350,350	0.3
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	377	408,574	0.4
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	310	316,975	0.3

		2,813,449	2.4
ROAD & RAIL — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	150	157,125	0.1
9.625%, 03/15/18	290	320,450	0.3
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Nt, 7.750%, 05/15/16	200	206,250	0.2
Kansas City Southern de Mexico S.A. de C.V., Private Placement, (Mexico), 6.625%, 12/15/20[2]	113	115,260	0.1
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	250	271,250	0.2
Quality Distribution LLC/QD Capital Corp., PIK, 11.750%, 11/01/13[3,9]	65	65,389	0.0	[12]
Quality Distribution LLC/QD Capital Corp., Private Placement, 9.875%, 11/01/18[2]	1,100	1,141,250	1.0
RailAmerica, Inc., 9.250%, 07/01/17	300	331,875	0.3

		2,608,849	2.2

Total Industrials		14,442,949	12.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 6.1%
COMMUNICATIONS EQUIPMENT — 0.9%
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2]	$260	$253,500	0.2%
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	500	508,125	0.4
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	260	279,175	0.3

		1,040,800	0.9
COMPUTERS & PERIPHERALS — 0.9%
Seagate HDD Cayman, Private Placement, Co Guar, (Cayman Islands), 7.750%, 12/15/18[2]	450	465,750	0.4
Seagate HDD Cayman, Private Placement, Sr Nt, (Cayman Islands), 6.875%, 05/01/20[2]	170	169,575	0.2
Stratus Technologies, Inc., Private Placement, Sr Sec’d Nt, 12.000%, 03/29/15[2]	380	350,075	0.3

		985,400	0.9
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Intcomex, Inc., 13.250%, 12/15/14	218	229,445	0.2
Kemet Corp., 10.500%, 05/01/18	375	422,812	0.4
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 3.059%, 06/15/14[2]	200	197,000	0.2
Smart Modular Technologies WWH, Inc., Sr Nt, (Cayman Islands), VAR, 5.803%, 04/01/12[3,9]	423	420,885	0.3
Viasystems, Inc., Private Placement, 12.000%, 01/15/15[2]	225	254,250	0.2

		1,524,392	1.3
INTERNET SOFTWARE & SERVICES — 0.2%
eAccess Ltd., Private Placement, (Japan), 8.250%, 04/01/18[2]	75	75,000	0.1
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	185	200,263	0.1

		275,263	0.2
IT SERVICES — 1.6%
Compucom Systems, Inc., Private Placement, 12.500%, 10/01/15[2]	225	243,281	0.2
First Data Corp., 9.875%, 09/24/15	19	19,475	0.0	[12]
First Data Corp., Private Placement, 8.250%, 01/15/21[2]	80	79,800	0.1

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES (continued)
First Data Corp., Private Placement, Sr Nt, 12.625%, 01/15/21[2]	$378	$410,130	0.4%
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Nt, 11.500%, 04/01/18[2]	850	791,563	0.7
Stream Global Services, Inc., Sr Nt, 11.250%, 10/01/14	100	107,000	0.1
Unisys Corp., Private Placement, 14.250%, 09/15/15[2]	130	155,675	0.1

		1,806,924	1.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Amkor Technology, Inc., 7.375%, 05/01/18	170	175,950	0.1
Freescale Semiconductor, Inc., Private Placement, Nt, 9.250%, 04/15/18[2]	105	114,975	0.1
10.750%, 08/01/20[2]	65	72,963	0.1
MEMC Electronic Materials, Inc., Private Placement, 7.750%, 04/01/19[2]	135	138,206	0.1
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	100	112,000	0.1
NXP B.V./NXP Funding LLC, Sr Nt, (Netherlands), VAR, 3.053%, 10/15/13	400	396,500	0.3
7.875%, 10/15/14	415	431,081	0.4

		1,441,675	1.2

Total Information Technology		7,074,454	6.1

MATERIALS — 9.1%
CHEMICALS — 1.8%
CF Industries, Inc., 7.125%, 05/01/20	90	102,150	0.1
Chemtura Corp., Private Placement, 7.875%, 09/01/18[2]	150	158,625	0.2
Lyondell Chemical Co., 11.000%, 05/01/18	967	1,085,050	0.9
Lyondell Chemical Co., Private Placement, 8.000%, 11/01/17[2]	292	321,930	0.3
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Private Placement, Nt, 8.375%, 03/01/18[2]	35	35,700	0.0	[12]
Omnova Solutions, Inc., Private Placement, 7.875%, 11/01/18[2]	40	40,500	0.0	[12]
PolyOne Corp., 7.375%, 09/15/20	280	294,700	0.3

		2,038,655	1.8
CONSTRUCTION MATERIALS — 0.8%
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	650	681,687	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS (continued)
Texas Industries, Inc., 9.250%, 08/15/20	$200	$216,000	0.2%
U.S. Concrete, Inc., Private Placement Sec’d Nt, 9.500%, 08/31/15[2]	46	58,420	0.0	[12]

		956,107	0.8
CONTAINERS & PACKAGING — 2.3%
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	200	216,500	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	368,150	0.3
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	175,106	0.1
Berry Plastics Corp., Private Placement, 9.750%, 01/15/21[2]	300	297,000	0.3
Constar International, Inc., Co Guar, VAR, 0.000%, 02/15/12[1,4]	950	441,750	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Nt, 8.250%, 02/15/21[2]	300	297,000	0.3
8.500%, 05/15/18[2]	400	405,000	0.3
9.000%, 04/15/19[2]	1250	129,375	0.1
Viskase Cos., Inc., Private Placement, Sr Nt, 9.875%, 01/15/18[2]	350	377,125	0.3

		2,707,006	2.3
METALS & MINING — 1.8%
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	283,250	0.2
Edgen Murray Corp., Sr Nt, 12.250%, 01/15/15	250	245,312	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	200	207,500	0.2
JMC Steel Group, Private Placement, 8.250%, 03/15/18[2]	100	102,250	0.1
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	330	354,750	0.3
Noranda Aluminum Acquisition Corp., Sr Nt, PIK, 5.193%, 05/15/15	475	457,026	0.4
Severstal Columbus LLC, 10.250%, 02/15/18	100	110,500	0.1

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
Wolverine Tube, Inc., Sr Nt, 15.000%, 03/31/12[1,4]	$983	$344,062	0.3%

		2,104,650	1.8
PAPER & FOREST PRODUCTS — 2.4%
AbitibiBowater, Inc., Private Placement, 10.250%, 10/15/18[2]	330	364,650	0.3
Abitibi-Consolidated Co. of Canada, Escrow, (Canada), 6.000%, 06/20/13[1,4]	1,331	14,974	0.0	[12]
7.500%, 04/01/28[1,4]	287	3,228	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada), 7.500%, 06/15/11[1,4]	479	5,389	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	27,956	0.0	[12]
8.850%, 08/01/30[1,4]	102	1,148	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	250	263,125	0.2
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[1,4]	500	152,500	0.2
NewPage Corp., Sr Nt, 10.000%, 05/01/12	500	331,250	0.3
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14	1,500	1,501,875	1.3
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,3,4,9]	1,229	90,639	0.1
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,3,4,9]	448	33,040	0.0	[12]

		2,789,774	2.4

Total Materials		10,596,192	9.1

TELECOMMUNICATION SERVICES — 8.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	113,250	0.1
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement,
12.000%, 12/01/15[2]	1,500	1,620,000	1.4
12.000%, 12/01/17[2]	65	69,469	0.0	[12]
Cogent Communications Group, Inc., Private Placement, 8.375%, 02/15/18[2]	210	216,562	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Frontier Communications Corp., Sr Nt,
8.250%, 05/01/14	$50	$55,500	0.1%
8.250%, 04/15/17	115	124,200	0.1
8.500%, 04/15/20	115	124,631	0.1
8.750%, 04/15/22	110	119,075	0.1
Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	35	39,900	0.0	[12]
Level 3 Financing, Inc., 10.000%, 02/01/18	105	105,131	0.1
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	1,000	1,022,500	0.9
Level 3 Financing, Inc., Private Placement, Sr Nt, 9.375%, 04/01/19[2]	295	285,413	0.2
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	215,500	0.2
Qwest Communications International, Inc., Sr Sec’d Nt, 7.125%, 04/01/18	200	215,750	0.2
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	515	592,250	0.5
Windstream Corp., 7.875%, 11/01/17	320	343,200	0.3
8.125%, 09/01/18	250	266,875	0.2

		5,529,206	4.7
WIRELESS TELECOMMUNICATION SERVICES — 3.6%
Cricket Communications, Inc., 7.750%, 05/15/16	180	191,250	0.2
7.750%, 10/15/20	375	377,813	0.3
MetroPCS Wireless, Inc., 7.875%, 09/01/18	145	155,150	0.1
Nextel Communications, Inc., Series D, 7.375%, 08/01/15[10]	1,025	1,028,844	0.9
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	346,500	0.3
10.000%, 08/15/16	135	153,900	0.1
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,400	1,405,250	1.2
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	209,000	0.2
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	233	282,053	0.3

		4,149,760	3.6

Total Telecommunication Services		9,678,966	8.3

Description	Par (000)	Value	Percent of Net Assets*

UTILITIES — 6.5%
GAS UTILITIES — 0.1%
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, 7.875%, 12/15/18[2]	$160	$161,600	0.1%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.7%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	218,000	0.2
Calpine Corp., Private Placement, Sr Nt, 7.250%, 10/15/17[2]	354	368,160	0.3
Calpine Generating Co. LLC, Sec’d Nt, 0.000%, 04/01/11[1,4]	1,000	127,500	0.1
Dynegy Holdings, Inc., Sr Nt, 7.750%, 06/01/19	750	582,188	0.5
Dynegy Holdings, Inc., Sr Unsecd Nt, 7.125%, 05/15/18	500	367,500	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsecd Nt, Series B, 7.670%, 11/08/16	1,000	945,000	0.8
Edison Mission Energy, 7.200%, 05/15/19	500	390,000	0.3
Edison Mission Energy, Sr Nt, 7.750%, 06/15/16	1,000	850,000	0.7
GenOn Americas Generation LLC, Sr Nt, 8.500%, 10/01/21	500	520,000	0.5
GenOn Energy, Inc., Private Placement, 9.875%, 10/15/20[2]	290	303,050	0.3
Homer City Funding LLC, 8.137%, 10/01/19	104	94,503	0.1
Midwest Generation LLC, Series B, 8.560%, 01/02/16	221	225,228	0.2
NRG Energy, Inc., Sr Nt, 7.375%, 01/15/17[10]	1,375	1,433,437	1.2
Texas Competitive Electric Holdings Co. LLC, Sr Nt, Series A, 10.250%, 11/01/15	350	204,750	0.2

		6,629,316	5.7
MULTI-UTILITIES — 0.7%
Energy Future Holdings Corp., 10.875%, 11/01/17	89	74,315	0.1
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	730	773,563	0.6

		847,878	0.7

Total Utilities		7,638,794	6.5

Total Corporate Bonds
(Cost $121,244,933)		124,332,467	106.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

LOAN PARTICIPATIONS & ASSIGNMENTS — 20.7%
CONSUMER DISCRETIONARY — 8.1%
AUTOMOBILES — 0.5%
Ford Motor Co., Tranche B1 Term Loan, VAR, 3.010%, 12/15/13	$364	$363,377	0.3%
VAR, 3.010%, 12/15/13	158	158,224	0.2
VAR, 3.010%, 12/15/13	28	27,689	0.0	[12]

		549,290	0.5
GAMING — 1.8%
Boyd Gaming Corp., 1st Lien Term Loan, VAR, 3.746%, 12/17/15	365	357,457	0.3
Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.303%, 01/28/15	1,006	934,524	0.8
CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	400	404,668	0.4
Isle of Capri Casinos, Inc., Term Loan B, VAR, 4.750%, 03/24/17	100	100,458	0.1
Sugarhouse HSP Gaming, Term Loan B, VAR, 11.250%, 09/23/14	238	240,300	0.2
VAR, 11.250%, 09/23/14	22	22,527	0.0	[12]
VAR, 11.250%, 09/23/14	2	1,912	0.0	[12]

		2,061,846	1.8
HOTELS, RESTAURANTS & LEISURE — 0.3%
Outback Steakhouse, Inc., Prefunded RC Commitment,
VAR, 0.130%, 06/14/13	1	1,144	0.0	[12]
VAR, 4.500%, 06/14/13	4	4,072	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, VAR, 2.563%, 06/14/14	390	378,359	0.3

		383,575	0.3
MEDIA — 4.6%
Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	150	150,310	0.1
Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	739	707,357	0.6
Clear Channel Communications, Inc., Term Loan B, VAR, 3.896%, 01/29/16	572	502,987	0.4

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Entercom Radio LLC, Term Loan A,
VAR, 1.373%, 06/30/12	$734	$718,896	0.6%
VAR, 3.375%, 06/30/12	29	28,192	0.0	[12]
High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	190	190,649	0.2
Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	694	695,708	0.6
Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	250	264,532	0.2
R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.000%, 10/24/14	181	140,924	0.1
VAR, 9.000%, 10/24/14	184	143,504	0.1
VAR, 9.000%, 10/24/14	49	37,920	0.1
Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/25/16	250	252,813	0.2
Univision Communications, Inc., Initial Term Loan, VAR, 2.246%, 09/29/14	1,311	1,280,080	1.1
Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15	296	291,806	0.3

		5,405,678	4.6
SPECIALTY RETAIL — 0.9%
Claire’s Stores, Term Loan B,
VAR, 3.054%, 05/29/14	142	134,674	0.1
VAR, 3.057%, 05/29/14	676	642,563	0.6
VAR, 5.000%, 05/29/14	3	2,693	0.0	[12]
J. Crew, 1st Lien Term Loan,
VAR, 4.750%, 03/07/18	168	167,739	0.1
VAR, 4.750%, 03/07/18	56	55,913	0.1
VAR, 4.750%, 03/07/18	1	560	0.0	[12]

		1,004,142	0.9

Total Consumer Discretionary		9,404,531	8.1

CONSUMER STAPLES — 0.4%
Food & Staples Retailing — 0.4%
Rite Aid Corp., 1st Lien Term Loan TL 5, VAR, 4.500%, 02/28/18	486	481,502	0.4

ENERGY — 0.2%
OIL, GAS & CONSUMABLE FUELS — 0.2%
Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	137	138,324	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Western Refinancing, Inc., Term Loan B, VAR, 7.500%, 03/15/17	$100	$100,550	0.1%

Total Energy		238,874	0.2

FINANCIALS — 2.9%
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11[1,4]	2,285	1,094,836	0.9
Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11[1,4]	175	82,469	0.1
Checksmart Financial Co., Term Loan B, VAR, 4.750%, 05/01/12[3,9]	200	178,500	0.2
CIT Group, Inc., Tranche 3 Term Loan,
VAR, 6.250%, 08/11/15	126	128,029	0.1
VAR, 6.250%, 08/11/15	125	127,338	0.1
VAR, 6.250%, 08/11/15	54	54,401	0.1
VAR, 6.250%, 08/11/15	49	49,745	0.1
VAR, 6.250%, 08/11/15	41	41,900	0.0	[12]
VAR, 6.250%, 08/11/15	33	33,329	0.0	[12]
VAR, 6.250%, 08/11/15	30	30,347	0.0	[12]
VAR, 6.250%, 08/11/15	30	30,347	0.0	[12]
VAR, 6.250%, 08/11/15	16	16,665	0.0	[12]
Clarke American Corp., Term Loan B,
VAR, 2.746%, 06/30/14	97	92,611	0.1
VAR, 2.746%, 06/30/14	71	67,474	0.1
VAR, 2.807%, 06/30/14	101	96,315	0.1
VAR, 2.807%, 06/30/14	59	55,964	0.0	[12]
VAR, 2.807%, 06/30/14	154	146,060	0.1

		2,326,330	2.0
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
CB Richard Ellis, Delayed Draw Term Loan C, VAR, 3.811%, 03/04/18	232	231,202	0.2
CB Richard Ellis, Delayed Draw Term Loan D, VAR, 3.811%, 09/04/19	290	289,275	0.3
I-Star, Term Loan A-1, VAR, 5.000%, 06/28/13	475	470,450	0.4

		990,927	0.9

Total Financials		3,317,257	2.9

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE — 0.2%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Inventive Health, Term B-1 Loan, VAR, 4.750%, 08/04/16	$33	$33,375	0.0%[12]
Inventive Health, Term B-2 Loan, VAR, 4.750%, 08/04/16	67	66,916	0.1

		100,291	0.1
PHARMACEUTICALS — 0.1%
Axcan Intermediate Holdings, Inc., Term Loan,
VAR, 5.500%, 02/11/17	65	65,255	0.1
VAR, 5.500%, 02/11/17	11	11,156	0.0	[12]
VAR, 5.500%, 02/11/17	38	38,206	0.0	[12]

		114,617	0.1

Total Health Care		214,908	0.2

INDUSTRIALS — 2.8%
AIRLINES — 0.8%
Delta Air Lines, Inc., 1st Lien Credit Linked Deposit,
VAR, 0.094%, 04/30/12	72	71,270	0.1
VAR, 2.256%, 04/30/12	408	406,071	0.3
Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/05/16	500	495,000	0.4

		972,341	0.8
BUILDING PRODUCTS — 0.8%
Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.207%, 02/07/14	81	69,057	0.1
Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.554%, 02/07/14	890	757,192	0.6
Jacuzzi Luxco S.A.R.L., New Term Loan, VAR, 6.307%, 11/15/13[3,9]	124	124,268	0.1

		950,517	0.8
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	200	200,747	0.2
INDUSTRIAL CONGLOMERATES — 1.0%
BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,181	1,176,681	1.0

Total Industrials		3,300,286	2.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 2.4%
IT SERVICES — 2.1%
Compucom Systems, Inc., Term Loan, VAR, 3.750%, 08/23/14[3,9]	$772	$751,118	0.6%
First Data Corp., Initial Tranche B-1 Term Loan, VAR, 3.002%, 09/24/14	373	356,762	0.3
First Data Corp., Initial Tranche B-3 Term Loan, VAR, 3.002%, 09/24/14	1,399	1,339,156	1.2

		2,447,036	2.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.511%, 12/01/16	390	387,408	0.3

Total Information Technology		2,834,444	2.4

MATERIALS — 1.8%
CHEMICALS — 1.7%
AZ Chem US, Inc. (Arizona Chemical), Term Loan, VAR, 4.750%, 11/19/16	120	120,189	0.1
Cristal Inorganic Chemicals (Millenium), 1st Lien Term Loan, VAR, 2.557%, 05/15/14	879	871,850	0.8
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, VAR, 6.057%, 11/14/14[3,9]	500	498,750	0.4
Nexeo Solutions, Term Loan, VAR, 5.000%, 07/31/17	100	100,000	0.1
Styron, 1st Lien Term Loan, VAR, 6.000%, 08/02/17	249	250,761	0.2
Univar Inc., Term Loan B, VAR, 5.000%, 06/01/17	165	165,144	0.1

		2,006,694	1.7
CONTAINERS & PACKAGING — 0.1%
Reynolds Group Holdings, U.S. Term Loan,
VAR, 4.250%, 02/14/18	52	52,188	0.1
VAR, 4.250%, 02/14/18	27	26,995	0.0	[12]
VAR, 4.250%, 02/14/18	46	46,342	0.0	[12]

		125,525	0.1

Total Materials		2,132,219	1.8

Description	Par (000)	Value	Percent of Net Assets*

TELECOMMUNICATION SERVICES — 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Level 3 Communications, Tranche A Term Loan,
VAR, 2.553%, 03/13/14	$71	$69,245	0.1%
VAR, 2.553%, 03/13/14	179	173,113	0.1
Level 3 Communications, Tranche B Term Loan, VAR, 11.500%, 03/13/14	250	266,875	0.3

Total Telecommunication Services		509,233	0.5

UTILITIES — 1.4%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
VAR, 3.746%, 10/10/14	35	29,461	0.0	[12]
VAR, 3.759%, 10/10/14	386	324,825	0.3
VAR, 3.803%, 10/10/14	544	457,983	0.4
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
VAR, 3.746%, 10/10/14	9	7,514	0.0	[12]
VAR, 3.759%, 10/10/14	435	365,377	0.3
VAR, 3.803%, 10/10/14	3	2,147	0.0	[12]
TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.557%, 12/15/14	500	475,625	0.4

Total Utilities		1,662,932	1.4

Total Loan Participations & Assignments
(Cost $23,282,201)		24,096,186	20.7

ASSET-BACKED SECURITIES — 1.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.950%, 01/25/35[3,9]	115	6,969	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.750%, 09/25/34[3,9]	56	6,136	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500	1,477,558	1.3

Total Asset-Backed Securities
(Cost $1,642,092)		1,490,663	1.3

Total Fixed Income Investments
(Cost $146,169,226)		149,919,316	128.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

COMMON STOCKS — 3.8%
CONSUMER DISCRETIONARY — 0.5%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0%

BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3,9]	157		$1	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1]	1,297		40,204	0.0	[12]

			40,205	0.0	[12]
LEISURE EQUIPMENT & PRODUCTS — 0.3%
True Temper Holdings, Inc. ADR[1,3,9]	43		393,414	0.3

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Broder Brothers Co.[1,3,9]	38		187,765	0.2
WestPoint International, Inc.[1,3,9]	28		—	0.0

			187,765	0.2

Total Consumer Discretionary			621,384	0.5

CONSUMER STAPLES — 0.2%
FOOD PRODUCTS — 0.1%
Eurofresh, Inc., ADR[1,3,9]	106		79,414	0.1

HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands Holdings, Inc.[1]	6		172,056	0.1

Total Consumer Staples			251,470	0.2

INDUSTRIALS — 0.3%
BUILDING PRODUCTS — 0.2%
Jupiter Holding I Corp.[1,3,9]	8		187,887	0.2

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Quad/Graphics, Inc.[1]	3		135,702	0.1

Total Industrials			323,589	0.3

INFORMATION TECHNOLOGY — 1.0%
COMPUTERS & PERIPHERALS — 0.0%[12]
Stratus Technologies, Inc., ADR[1,3,9]	8		—	0.0

IT SERVICES — 0.1%
Unisys Corp.[1]	3		100,341	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg)[1,3,9]	99		1,022,379	0.9

Total Information Technology			1,122,720	1.0

Description	Shares (000)		Value	Percent of Net Assets*

MATERIALS — 1.4%
CHEMICALS — 0.3%
LyondellBasell Industries N.V., (Netherlands), Class A1	10		$393,008	0.3%

CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10		95,300	0.1

METALS & MINING — 0.0%[12]
Lexington Coal Co.[1,3,9]	25		27,083	0.0[12]

PAPER & FOREST PRODUCTS — 1.0%
AbitibiBowater, Inc., (Canada)[1]	43		1,145,177	1.0

Total Materials			1,660,568	1.4

TELECOMMUNICATION SERVICES — 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AboveNet, Inc.	7		434,043	0.4
XO Holdings, Inc.[1]	1		387	0.0	[12]

			434,430	0.4
WIRELESS TELECOMMUNICATION SERVICES — 0.0%[12]
USA Mobility, Inc.	—	[11]	420	0.0	[12]

Total Telecommunication Services			434,850	0.4

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
GenOn Energy, Inc.[1]	3		10,085	0.0	[12]

Total Common Stocks
(Cost $6,394,750)			4,424,666	3.8

PREFERRED STOCKS — 3.1%
CONSUMER DISCRETIONARY — 0.8%
AUTO COMPONENTS — 0.0%[12]
Glasstech, Inc., Pfd, Series C,[1,3,9]	—	[11]	—	0.0

AUTOMOBILES — 0.3%
General Motors Co., Series B, 4.750%, 12/01/13	7		337,400	0.3

HOUSEHOLD DURABLES — 0.3%
M/I Homes, Inc., Pfd, Series A, 9.750%, 03/15/12[1,14]	21		380,321	0.3

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		3,657	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

MEDIA (continued)
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 05/02/11[1,3,9,14]	—	[11]	$230,280	0.2%

			233,937	0.2

Total Consumer Discretionary			951,658	0.8

CONSUMER STAPLES — 0.1%
FOOD PRODUCTS — 0.1%
Eurofresh, Inc., Pfd, ADR[1,3,9]	—	[11]	147,688	0.1

FINANCIALS — 2.2%
COMMERCIAL BANKS — 1.4%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14[3,9,14]	30		1,674,375	1.4

CONSUMER FINANCE — 0.7%
Ally Financial, Inc., 7.000%, 12/31/11[2,14]	1		568,574	0.5
Citi Group Capital XIII, VAR, 7.875%, 10/30/40	7		197,280	0.2

			765,854	0.7
DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40[1]	4		91,800	0.1

Total Financials			2,532,029	2.2

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	2		—	0.0

Total Preferred Stocks
(Cost $4,161,333)			3,631,375	3.1

Total Equity Investments
(Cost $10,556,083)			8,056,041	6.9

Description	Par (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 1.3%
INVESTMENT COMPANY — 1.3%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100%[5,13]
(Cost $1,522,800)	$1,523	$1,522,800	1.3%

TOTAL INVESTMENTS (Cost $158,248,109)		159,498,157	136.8

Preferred Stock and Liabilities in Excess of Other Assets		(42,901,539)	(36.8)

NET ASSETS Applicable to Common Stockholders		116,596,618	100.0%

ADR	American Depositary Receipt
Cert	Certificate
Co	Company
Disc	Discount
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2011.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $54,235,205 and 46.5% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $8,961,463 and 7.7% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[7]	Step-up bond. Interest rate is effective rate as of March 31, 2011.
[9]	Security deemed to be illiquid. These securities amounted to $8,961,463 and 7.7% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

[13]	The rate shown is the current yield as of March 31, 2011.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2011.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,510,238
Aggregate gross unrealized depreciation	(10,260,190)

Net unrealized appreciation/depreciation	$1,250,048

Federal income tax cost of investments	$158,248,109

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$40,204	$581,180		$621,384
Consumer Staples	172,056	—	79,414		251,470
Industrials	135,702	—	187,887		323,589
Information Technology	100,341	—	1,022,379		1,122,720
Materials	1,633,485	—	27,083		1,660,568
Telecommunication Services	434,850	—	—		434,850
Utilities	10,085	—	—		10,085

Total Common Stocks	2,486,519	40,204	1,897,943		4,424,666

Preferred Stocks
Consumer Discretionary	—	717,721	233,937		951,658
Consumer Staples	—	—	147,688		147,688
Financials	197,280	660,374	1,674,375		2,532,029
Information Technology	—	—	—	(a)	—	(a)

Total Preferred Stocks	197,280	1,378,095	2,056,000		3,631,375

Debt Securities
Asset-Backed Securities	—	—	1,490,663		1,490,663
Corporate Bonds
Consumer Discretionary	—	38,685,130	—		38,685,130
Consumer Staples	—	4,452,667	421,977		4,874,644
Energy	—	12,689,778	—		12,689,778
Financials	—	13,687,236	—		13,687,236
Health Care	—	4,032,033	932,291		4,964,324
Industrials	—	14,377,560	65,389		14,442,949
Information Technology	—	6,653,569	420,885		7,074,454
Materials	—	10,472,513	123,679		10,596,192
Telecommunication Services	—	9,678,966	—		9,678,966
Utilities	—	7,638,794	—		7,638,794

Total Corporate Bonds	—	122,368,246	1,964,221		124,332,467

Loan Participations & Assignments
Consumer Discretionary	—	9,404,531	—		9,404,531
Consumer Staples	—	481,502	—		481,502
Energy	—	238,874	—		238,874
Financials	—	3,138,757	178,500		3,317,257
Health Care	—	214,908	—		214,908
Industrials	—	3,176,018	124,268		3,300,286
Information Technology	—	2,083,326	751,118		2,834,444
Materials	—	1,633,469	498,750		2,132,219
Telecommunication Services	—	509,233	—		509,233
Utilities	—	1,662,932	—		1,662,932

Total Loan Participations & Assignments	—	22,543,550	1,552,636		24,096,186

Short-Term Investments
Investment Companies	1,522,800	—	—		1,522,800

Total Investments in Securities	$4,206,599	$146,330,095	$8,961,463		$159,498,157

Depreciation in Other Financial Instrument
Swap	$—	$(47,268)	$—		$(47,268)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2011 (Unaudited)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/11
Investments in Securities
Asset-Backed Securities	$1,488,539		$—	$(221)	$2,345	$—	$—	$—	$—	$1,490,663
Common Stocks — Consumer Discretionary	343,970		—	237,210	—	—	—	—	—	581,180
Common Stocks — Consumer Staples	219,182		—	(139,768)	—	—	—	—	—	79,414
Common Stocks — Industrials	187,887		—	—	—	—	—	—	—	187,887
Common Stocks — Information Technology	1,030,974		—	(8,595)	—	—	—	—	—	1,022,379	(a)
Common Stocks — Materials	27,083		—	—	—	—	—	—	—	27,083
Corporate Bonds — Consumer Discretionary	424,142		—	—	—	—	—	—	(424,142)	—
Corporate Bonds — Consumer Staples	406,725		—	—	—	15,252	—	—	—	421,977
Corporate Bonds — Financials	880,000		154,170	(19,756)	1,461	—	(1,015,875)	—	—	—
Corporate Bonds — Health Care	932,291		—	97	(97)	—	—	—	—	932,291
Corporate Bonds — Industrials	465,443		—	(185)	618	1,581	(261,568)	—	(140,500)	65,389
Corporate Bonds — Information Technology	418,093		—	2,792	—	—	—	—	—	420,885
Corporate Bonds — Materials	84,204		—	39,475	—	—	—	—	—	123,679
Loan Participations & Assignments — Financials	817,789		(4,782)	(3,500)	—	182,000	(813,007)	—	—	178,500
Loan Participations & Assignments — Industrials	123,718		—	—	—	550	—	—	—	124,268
Loan Participations & Assignments — Information Technology	857,780		—	8,186	(760)	—	(114,088)	—	—	751,118
Loan Participations & Assignments — Materials	493,750		—	5,000	—	—	—	—	—	498,750
Preferred Stocks — Consumer Discretionary	206,234		—	27,703	—	—	—	—	—	233,937
Preferred Stocks — Consumer Staples	147,688		—	—	—	—	—	—	—	147,688
Preferred Stocks — Financials	1,622,814		—	51,561	—	—	—	—	—	1,674,375
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$11,178,306		$149,388	$199,999	$3,567	$199,383	$(2,204,538)	$—	$(564,642)	$8,961,463

(a)	Security has zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of March 31, 2011 (Unaudited)

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $219,755.

The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Auction Rate Preferred Shares (ARPS). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 0.243% to 0.266% for the period ended March 31, 2011. The effective date, upfront premiums, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Upfront Premiums (Paid)/Received	Notional Contract Amount	Maturity	Payments Made by the Fund		Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
11/30/07	—	$5 million	06/01/11	4.000	% monthly	1 month LIBOR monthly	0.243%	$(47,268)

*	Represents rate in effect at March 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer May 27, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer May 27, 2011